1. Organization and Nature of Operations	3 Months Ended
Dec. 31, 2013
Notes
1. Organization and Nature of Operations

1.             Basis of Presentation

                The unaudited interim condensed consolidated financial statements of ActiveCare, Inc. (the “Company” or “ActiveCare”) have been prepared in accordance with Article 8 of Regulation S-X promulgated by the Securities and Exchange Commission.  Certain information and disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”) have been condensed or omitted pursuant to such rules and regulations.  In the opinion of management, the accompanying interim condensed consolidated financial statements contain all adjustments, consisting only of normal recurring adjustments, necessary to present fairly the Company’s financial position as of December 31, 2013 and September 30, 2013, and the results of its operations and its cash flows for the three months ended December 31, 2013 and 2012.  These financial statements should be read in conjunction with the annual consolidated financial statements and notes thereto that are included in the Company’s Annual Report on Form 10-K for the year ended September 30, 2013.  The results of operations for the three months ended December 31, 2013 may not be indicative of the results for the full fiscal year ending September 30, 2014.

                During fiscal year 2013, the Company completed a 10-for-1 reverse common stock split, and all periods presented have been retroactively adjusted to reflect the reverse common stock split.

                Going Concern

                Although the Company had a positive gross margin for the three months ended December 31, 2013 and fiscal year 2013, it has incurred negative cash flows from operating activities and recurring net losses for those same periods.  The Company had positive working capital and positive stockholders equity as of December 31, 2013, however, it had negative working capital and negative stockholders equity as of September 30, 2013.  These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In order for the Company to eliminate substantial doubt about its ability to continue as a going concern, it must continue to improve gross margins, generate positive cash flows from operating activities and obtain the necessary debt or equity funding to meet its projected capital investment requirements.  Management’s plans with respect to this uncertainty include raising additional capital by issuing debt or equity securities and increasing the sales of the Company’s services and products.  During the three months ended December 31, 2013, the Company (1) completed the sale of $3,248,000, net of $477,229 of related costs, of Series F convertible preferred stock (“Series F preferred stock”); (2) converted $2,326,801 of debt and accrued interest to common stock; (3) converted $574,592 of debt and accrued interest to Series F preferred stock; and (4) converted $83,473 of debt and accrued interest to Series E preferred stock. There can be no assurance that the Company will be able to raise sufficient additional capital or that revenues will increase rapidly enough to offset operating losses.  If the Company is unable to increase revenues or obtain additional financing, it will be unable to continue the development of its products and may have to cease operations.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses for the reporting periods. Actual results could differ from these estimates.

Fair Value of Financial Instruments

The Company measured the fair values of its assets and liabilities using the US GAAP hierarchy.  The carrying amounts reported in the condensed consolidated balance sheets for cash, accounts receivable, accounts payable, and accrued liabilities approximate fair values due to the short-term nature and liquidity of these financial instruments. Derivative financial instruments are recorded at fair value based on current market pricing models. The carrying amounts reported for notes payable approximate fair value because the underlying instruments are at interest rates which approximate current market rates.